Share-Based Compensation to Employees (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation to Employees [Abstract]
Schedule of Restricted Ordinary Shares Activities	A summary of the restricted ordinary shares activities for years ended December 31, 2022 and 2021 is presented below.
	Number of Shares	Weighted average grant date fair value
		US$
December 31, 2020	200	30.1
Vested	200	30.1
December 31, 2021	-	-
Granted	200	9.7
Vested	200	9.7
December 31, 2022	-	-